CONSOLIDATED FINANCIAL STATEMENTS (Details) - Arauco Industria de Paineis Ltda. [Member] $ in Thousands	Dec. 06, 2017 USD ($)
Cash and cash equivalent	$ 4,345
Trade and other current receivables	49,715
Inventories	23,331
Property, plant and equipment	68,321
Other assets	27,012
Total assets	172,724
Other financial liabilities, current and non-current	43,218
Trade and other payables	26,437
Other liabilities	70,371
Total liabilities	$ 140,026